1933 Act/Rule 497(e)

April 25, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Equity Trust
File Nos. 002-16590 and 811-00945

To The Commission Staff:

On behalf of Virtus Equity Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Growth & Income Fund, Virtus Mid-Cap Growth Fund and Virtus Tactical Allocation Fund (the “Funds”) as filed under Rule 497(e) on April 14, 2016. The purpose of this filing is to submit the 497(e) filing dated April 14, 2016 in XBRL for the Funds.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr

cc: Ann Flood